Share Capital and Reserves (Details) - Schedule of Composition of Share Capital - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Composition of Share Capital [Abstract]
Authorized	1,000,000,000	1,000,000,000
Issued and outstanding	99,739,786	69,579,231